Submission	May 05, 2026
Submission [Line Items]
Central Index Key	0001521404
Registrant Name	Barings Global Short Duration High Yield Fund
Registration File Number	333-292971
Form Type	N-2
Submission Type	N-2/A
Fee Exhibit Type	EX-FILING FEES